Stock Option Plans (Summary Stock Option Information) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Stock Option Information [Line Items]
Total Options Outstanding, Shares	736,274	214,518	192,729	267,856
Total Options Outstanding Weighted average remaining life (yrs)		6 years 1 month 6 days
Total Options Outstanding, Weighted average exercise price	$ 4.41	$ 9.72	$ 10.68	$ 8.87
Exercisable Options Outstanding Shares	221,727	200,387
Exercisable Options Outstanding Weighted average remaining life (yrs)	6 years	5 years 7 months 6 days
Exercisable Options Outstanding, Weighted average exercise price	$ 8.46	$ 9.71
Unvested Options Outstanding, Shares	514,547	14,131
Unvested Options Outstanding Weighted average remaining life (yrs)	9 years 9 months 18 days	6 years 7 months 6 days
Unvested Options Outstanding, Weighted average exercise price		$ 9.91
Range of exercise price $1.71 to $2.00
Summary Stock Option Information [Line Items]
Exercise Price Range, Lower Range Limit		$ 1.70
Exercise Price Range, Upper Range Limit		$ 2.00
Total Options Outstanding, Shares		57,723
Total Options Outstanding Weighted average remaining life (yrs)		7 years 7 months 6 days
Total Options Outstanding, Weighted average exercise price		$ 1.94
Exercisable Options Outstanding Shares		57,723
Exercisable Options Outstanding Weighted average remaining life (yrs)		7 years 7 months 6 days
Exercisable Options Outstanding, Weighted average exercise price		$ 1.93
Unvested Options Outstanding, Shares		0
Unvested Options Outstanding Weighted average remaining life (yrs)		0 years
Unvested Options Outstanding, Weighted average exercise price		$ 0
Range of exercise price $7.50 to $11.25
Summary Stock Option Information [Line Items]
Exercise Price Range, Lower Range Limit		$ 7.50
Exercise Price Range, Upper Range Limit		$ 11.25
Total Options Outstanding, Shares		102,637
Total Options Outstanding Weighted average remaining life (yrs)		6 years 7 months 6 days
Total Options Outstanding, Weighted average exercise price		$ 10.67
Exercisable Options Outstanding Shares		88,506
Exercisable Options Outstanding Weighted average remaining life (yrs)		5 years 7 months 6 days
Exercisable Options Outstanding, Weighted average exercise price		$ 10.78
Unvested Options Outstanding, Shares		14,131
Unvested Options Outstanding Weighted average remaining life (yrs)		6 years 7 months 6 days
Unvested Options Outstanding, Weighted average exercise price		$ 9.91
Range of exercise price $15.00 to $17.50
Summary Stock Option Information [Line Items]
Exercise Price Range, Lower Range Limit		$ 15.00
Exercise Price Range, Upper Range Limit		$ 17.50
Total Options Outstanding, Shares		54,158
Total Options Outstanding Weighted average remaining life (yrs)		3 years 7 months 6 days
Total Options Outstanding, Weighted average exercise price		$ 16.23
Exercisable Options Outstanding Shares		54,158
Exercisable Options Outstanding Weighted average remaining life (yrs)		3 years 7 months 6 days
Exercisable Options Outstanding, Weighted average exercise price		$ 16.22
Unvested Options Outstanding, Shares		0
Unvested Options Outstanding Weighted average remaining life (yrs)		0 years
Unvested Options Outstanding, Weighted average exercise price		$ 0